North Square Dynamic Small Cap Fund
SCHEDULE OF INVESTMENTS
August 31, 2021 (Unaudited)

Number of Shares			Value
		COMMON STOCKS - 92.5%
		COMMUNICATION SERVICES - 3.1%
		Diversified Telecommunication Services - 1.3%
2,750		Cogent Communications Holdings, Inc.	$199,595
4,430		Ooma, Inc.*	84,170
			283,765
		Media - 0.8%
1,960		AMC Networks, Inc. - Class A*	93,159
760		TechTarget, Inc.*	64,281
			157,440
		Wireless Telecommunication Services - 1.0%
14,340		Gogo Inc.*	192,873
860		Telephone and Data Systems, Inc.	17,475
			210,348
		TOTAL COMMUNICATION SERVICES	651,553

		CONSUMER DISCRETIONARY - 14.5%
		Auto Components - 1.7%
330		Fox Factory Holding Corp.*	50,711
3,158		Patrick Industries, Inc.	257,725
590		XPEL, Inc.*	44,828
			353,264
		Automobiles - 0.5%
1,480		Winnebago Industries, Inc.	103,038

		Diversified Consumer Services - 1.0%
6,201		Stride, Inc.*	212,322

		Hotels, Restaurants & Leisure - 3.8%
8,530		Bloomin' Brands, Inc.*	228,519
720		Everi Holdings, Inc.*	16,380
2,310		GAN Ltd.*2	39,501
340		Jack in the Box, Inc.	36,026
1,272		Monarch Casino & Resort, Inc.*	80,607
1,580		Papa John's International, Inc.	201,497
1,120		Penn National Gaming, Inc.*	90,832
1,910		Ruth's Hospitality Group, Inc.*	39,136
463		Wingstop, Inc.	79,604
			812,102
		Household Durables - 0.9%
6,020		GoPro, Inc. - Class A*	60,019
210		iRobot Corp.*	17,035
3,000		Sonos, Inc.*	119,190
			196,244
		Internet & Direct Marketing Retail - 1.7%
5,580		CarParts.Com, Inc.*	96,367
834		Overstock.com, Inc.*	60,173
2,180		PetMed Express, Inc.	60,037
2,320		Revolve Group, Inc.*	133,307
			349,884
		Leisure Products - 1.4%
4,600		Nautilus, Inc.*	52,440
730		Smith & Wesson Brands, Inc.	17,615
2,290		YETI Holdings, Inc.*	227,488
			297,543
		Multiline Retail - 0.2%
1,660		Nordstrom, Inc.*	47,493

		Specialty Retail - 1.5%
3,160		GrowGeneration Corp.*	101,088
310		RH*	217,208
			318,296
		Textiles, Apparel & Luxury Goods - 1.8%
2,500		Carter's, Inc.	255,950
300		Deckers Outdoor Corp.*	125,535
			381,485
		TOTAL CONSUMER DISCRETIONARY	3,071,671

		CONSUMER STAPLES - 6.6%
		Beverages - 0.2%
680		National Beverage Corp.	31,654

		Food & Staples Retailing - 1.2%
5,039		The Andersons, Inc.	153,085
4,990		SpartanNash Co.	107,285
			260,370
		Food Products - 0.6%
3,630		B&G Foods, Inc.	110,207
390		Calavo Growers, Inc.	18,299
			128,506
		Personal Products - 4.2%
9,678		E.L.F. Beauty, Inc.*	299,534
4,250		Herbalife Nutrition Ltd.*2	218,195
1,030		Inter Parfums, Inc.	74,716
500		Medifast, Inc.	113,950
1,810		Nu Skin Enterprises, Inc. - Class A	91,622
860		USANA Health Sciences, Inc.*	83,446
			881,463
		Tobacco - 0.4%
1,840		Turning Point Brands, Inc.*	91,558
		TOTAL CONSUMER STAPLES	1,393,551

		ENERGY - 2.5%
		Energy Equipment & Services - 0.7%
660		Dril-Quip, Inc.*	16,038
3,630		ProPetro Holding Corp.*	28,096
8,130		Solaris Oilfield Infrastructure, Inc. - Class A	60,406
4,180		U.S. Silica Holdings, Inc.*	36,700
			141,240
		Oil, Gas & Consumable Fuels - 1.8%
4,270		Brigham Minerals, Inc. - Class A	81,642
1,300		Dorian LPG Ltd.[2]	17,186
8,200		Magnolia Oil & Gas Corp. - Class A	128,576
1,630		Matador Resources Co.	46,863
34,842		W&T Offshore, Inc.*	113,585
			387,852
		TOTAL ENERGY	529,092

		FINANCIALS - 12.0%
		Banks - 5.0%
1,295		Bank OZK	54,947
9,170		First Commonwealth Financial Corp.	123,978
2,220		First Foundation, Inc.	53,347
6,310		First Midwest Bancorp, Inc.	118,186
1,251		Great Western Bancorp, Inc.	38,731
1,230		Independent Bank Group, Inc.	86,629
2,730		National Bank Holdings Corp. - Class A	102,375
2,130		OFG Bancorp[2]	50,715
4,050		TriState Capital Holdings, Inc.*	81,850
4,540		United Community Banks, Inc. of Georgia	136,972
1,780		Univest Financial Corp.	48,202
744		Western Alliance Bancorp	72,585
1,625		Zions Bancorp NA	94,088
			1,062,605
		Capital Markets - 2.4%
6,580		Cowen, Inc. - Class A	237,143
1,350		Open Lending Corp. - Class A*	49,910
1,610		Piper Sandler Cos	230,101
			517,154
		Consumer Finance - 1.8%
750		Curo Group Holdings Corp.	12,278
2,430		Green Dot Corp. - Class A*	126,943
190		LendingTree, Inc.*	31,660
4,300		PROG Holdings, Inc.	203,476
			374,357
		Insurance - 2.0%
5,480		American Equity Investment Life Holding Co.	173,661
4,070		BRP Group, Inc. - Class A*	153,236
430		First American Financial Corp.	30,328
360		James River Group Holdings Ltd.[2]	13,244
7,662		Root, Inc. of Ohio - Class A*	49,420
			419,889
		Thrifts & Mortgage Finance - 0.8%
2,730		Flagstar Bancorp, Inc.	135,026
371		Walker & Dunlop, Inc.	41,199
			176,225
		TOTAL FINANCIALS	2,550,230

		HEALTH CARE - 17.7%
		Biotechnology - 6.7%
21,113		Adverum Biotechnologies, Inc.*	51,305
5,505		Aeglea BioTherapeutics, Inc.*	39,911
1,150		Arena Pharmaceuticals, Inc.*	60,858
460		Arrowhead Pharmaceuticals, Inc.*	30,875
270		CareDx, Inc.*	19,786
680		Celldex Therapeutics, Inc.*	35,802
8,400		Dynavax Technologies Corp.*	163,464
5,187		Eiger BioPharmaceuticals, Inc.*	42,222
1,670		Exelixis, Inc.*	32,014
8,380		Homology Medicines, Inc.*	60,252
2,410		ImmunoGen, Inc.*	14,580
1,860		Immunovant Inc.*	16,108
270		Intellia Therapeutics, Inc.*	43,343
550		Iovance Biotherapeutics, Inc.*	13,239
4,458		IVERIC bio, Inc.*	47,121
2,120		Jounce Therapeutics, Inc.*	13,186
6,890		Karyopharm Therapeutics Inc.*	39,962
6,920		Kura Oncology, Inc.*	127,743
2,440		Magenta Therapeutics, Inc.*	15,616
1,870		Merus N.V.*2	48,770
1,830		RAPT Therapeutics, Inc.*	59,841
1,240		Revolution Medicines, Inc.*	36,072
4,720		Sutro Biopharma, Inc.*	102,518
810		TCR2 Therapeutics, Inc.*	13,584
2,840		Trillium Therapeutics Inc.*2	48,933
1,720		Turning Point Therapeutics, Inc.	132,474
950		Twist Bioscience Corp.*	107,550
			1,417,129
		Health Care Equipment & Supplies - 5.0%
2,630		Cardiovascular Systems, Inc.*	94,128
1,974		InMode Ltd.*2	258,357
600		Natus Medical, Inc.*	15,912
6,897		Sientra, Inc.*	41,934
790		STAAR Surgical Co.*	122,031
800		Surmodics, Inc.*	48,056
810		Tactile Systems Technology, Inc.*	36,029
3,450		Tandem Diabetes Care, Inc.*	386,986
4,863		Zynex, Inc.*	65,213
			1,068,646
		Health Care Providers & Services - 1.7%
1,120		AMN Healthcare Services, Inc.*	127,142
140		CorVel Corp.*	23,073
290		Fulgent Genetics, Inc.*	26,460
459		The Joint Corp.*	46,896
2,470		Progyny, Inc.*	137,999
			361,570
		Health Care Technology - 0.5%
7,402		NextGen Healthcare, Inc.*	112,955

		Life Sciences Tools & Services - 2.3%
1,110		Bruker Corp.	98,024
7,127		Codexis, Inc.*	192,572
4,920		Fluidigm Corp.*	35,473
1,430		Pacific Biosciences of California, Inc.*	44,773
2,300		Personalis, Inc.*	48,714
470		Quanterix Corp.*	23,994
140		Repligen Corp.*	39,617
			483,167
		Pharmaceuticals - 1.5%
15,440		Amneal Pharmaceuticals, Inc.*	87,081
7,850		Antares Pharma, Inc.*	30,929
36,750		BioDelivery Sciences International, Inc.*	141,855
2,710		Phibro Animal Health Corp. - Class A	65,826
			325,691
		TOTAL HEALTH CARE	3,769,158

		INDUSTRIALS - 16.5%
		Aerospace & Defense - 0.2%
810		Maxar Technologies Inc.	25,750
800		Triumph Group, Inc.*	14,768
			40,518
		Building Products - 0.3%
940		UFP Industries, Inc.	70,575

		Commercial Services & Supplies - 0.8%
4,360		HNI Corp.	165,201

		Construction & Engineering - 1.5%
3,768		Ameresco Inc. - Class A*	260,557
499		NV5 Global, Inc.*	52,719
1,080		Tutor Perini Corp.*	15,574
			328,850
		Electrical Equipment - 2.5%
3,250		Encore Wire Corp.	276,283
22,860		GrafTech International Ltd.	253,060
			529,343
		Machinery - 1.0%
4,730		Mueller Industries, Inc.	211,005

		Professional Services - 4.8%
870		ASGN, Inc.*	97,606
750		Exponent, Inc.	87,675
630		FTI Consulting, Inc.*	88,017
390		Insperity, Inc.	43,033
2,160		Kforce, Inc.	126,187
1,110		ManpowerGroup, Inc.	134,776
4,090		TriNet Group, Inc.*	376,607
870		TrueBlue, Inc.*	23,777
930		Upwork Inc.*	41,580
			1,019,258
		Trading Companies & Distributors - 5.4%
3,454		BlueLinx Holdings Inc.*	198,812
1,690		Boise Cascade Co.	97,766
990		GMS Inc.*	48,916
3,730		H&E Equipment Services, Inc.	127,007
1,503		McGrath RentCorp	104,879
1,470		MRC Global, Inc.*	12,054
3,300		Textainer Group Holdings Ltd.*2	109,626
14,220		Univar Solutions, Inc.*	335,734
1,180		Veritiv Corp.*	105,811
			1,140,605
		TOTAL INDUSTRIALS	3,505,355

		INFORMATION TECHNOLOGY - 14.0%
		Communications Equipment - 1.4%
3,610		Calix, Inc.*	168,226
12,650		Extreme Networks, Inc.*	136,999
			305,225
		Electronic Equipment, Instruments & Components - 0.2%
6,210		Arlo Technologies, Inc.*	38,502

		Semiconductors & Semiconductor Equipment - 1.9%
3,710		Axcelis Technologies, Inc.*	184,424
400		Camtek Ltd.*2	16,532
2,110		Cirrus Logic, Inc.*	176,544
700		DSP Group, Inc.*	15,330
			392,830
		Software - 8.7%
5,100		A10 Networks, Inc.*	70,839
8,310		Avaya Holdings Corp.*	167,613
14,380		Box, Inc. - Class A*	370,716
630		ChannelAdvisor Corp.*	16,141
4,430		CommVault Systems, Inc.*	358,697
1,430		Dolby Laboratories, Inc. - Class A	141,727
1,080		eGain Corp.*	12,722
1,700		Manhattan Associates, Inc.*	277,083
8,360		Tenable Holdings, Inc.*	370,933
5,080		Yext, Inc.*	68,682
			1,855,153
		Technology Hardware, Storage & Peripherals - 1.8%
2,890		Pure Storage, Inc. - Class A*	74,649
7,610		Quantum Corp.*	47,487
5,760		Super Micro Computer, Inc.*	210,470
1,420		Turtle Beach Corp.*	40,342
			372,948
		TOTAL INFORMATION TECHNOLOGY	2,964,658

		MATERIALS - 4.2%
		Chemicals - 1.3%
5,520		Amyris, Inc.*	83,076
3,980		Livent Corp.*	98,983
4,990		Orion Engineered Carbons SA*2	88,173
			270,232
		Construction Materials - 0.4%
2,910		Summit Materials, Inc. - Class A*	97,980

		Containers & Packaging - 1.1%
5,310		Silgan Holdings Inc.	225,303

		Metals & Mining - 1.3%
4,120		Coeur Mining, Inc.*	29,046
3,090		Compass Minerals International, Inc.	206,814
1,800		Warrior Met Coal, Inc.	40,302
			276,162
		Paper & Forest Products - 0.1%
2,059		Mercer International, Inc.	23,431
		TOTAL MATERIALS	893,108

		REAL ESTATE - 0.5%
		Real Estate Management & Development - 0.5%
2,530		eXp World Holdings, Inc.	116,000
		TOTAL REAL ESTATE	116,000

		UTILITIES - 0.9%
		Independent Power & Renewable Electricity Producers - 0.5%
2,790		Sunnova Energy International Inc.*	100,998

		Water Utilities - 0.4%
890		American States Water Co.	82,067
		TOTAL UTILITIES	183,065

		TOTAL COMMON STOCKS
		(Cost $17,169,522)	19,627,441

		REAL ESTATE INVESTMENT TRUSTS (REITS) - 4.7%
1,780		Brixmor Property Group, Inc.	41,741
1,460		CareTrust REIT, Inc.	32,105
2,171		Community Healthcare Trust, Inc.	105,315
1,950		Easterly Government Properties, Inc.	41,672
970		Essential Properties Realty Trust, Inc.	31,438
7,924		Hersha Hospitality Trust*	74,327
1,170		Innovative Industrial Properties, Inc.	287,715
240		Life Storage, Inc.	29,866
1,680		The Macerich Co.	28,694
400		National Storage Affiliates Trust	22,900
4,780		RLJ Lodging Trust	68,975
1,390		RPT Realty	17,987
140		Ryman Hospitality Properties, Inc.*	11,630
700		Safehold Inc.	62,727
7,490		SITE Centers Corp.	120,664
2,040		Whitestone REIT	20,012
		TOTAL REITS
		(Cost $809,776)	997,768

		RIGHTS - 0.0%
7,920		NewStar Financial, Inc. CVR[1]	818
		TOTAL RIGHTS
		(Cost $0)	818

		SHORT-TERM INVESTMENT - 2.8%
597,309		First American Treasury Obligations Fund - Class X, 0.01%[3]	597,309
		TOTAL SHORT-TERM INVESTMENT
		(Cost $597,309)	597,309

		TOTAL INVESTMENTS - 100.0%
		(Cost $18,576,607)	21,223,336
		Liabilities in Excess of Other Assets - (0.0)%	(9,511)
		TOTAL NET ASSETS - 100.0%	$21,213,825

	*	Non-Income producing security
	[1]	Level 3 securities fair valued under procedures established by the Board of Trustees, represents 0.004% of Net Assets. The total value of these securities is $818.
	[2]	Foreign security denominated in U.S. Dollars.
	[3]	The rate is the annualized seven-day yield at period end.

Investments are classified by industry pursuant to the Global Industry Classification Standard (GICS®), which was developed by and/or is the exclusive property of Morgan Stanley Capital International, Inc. ("MSCI") and Standard & Poor's Financial Services LLC ("S&P").  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

See accompanying Notes to Schedule of Investments.

North Square Dynamic Small Cap Fund
SUMMARY OF INVESTMENTS
August 31, 2021 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Health Care	17.7%
Industrials	16.5%
Consumer Discretionary	14.5%
Information Technology	14.0%
Financials	12.0%
Consumer Staples	6.6%
Materials	4.2%
Communication Services	3.1%
Energy	2.5%
Utilities	0.9%
Real Estate	0.5%
Total Common Stocks	92.5%
REITs	4.7%
Rights	0.0%
Short-Term Investment	2.8%
Total Investments	100.0%
Liabilities in Excess of Other Assets	(0.0)%
Total Net Assets	100.0%

North Square Dynamic Small Cap Fund
NOTES TO SCHEDULE OF INVESTMENTS
August 31, 2021 (Unaudited)

Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad Levels as described below:
Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of August 31, 2021, in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2*	Level 3	Total
Investments
Common Stocks[1]	$19,627,441	$-	$-	$19,627,441
REITs	997,768	-	-	997,768
Rights	-	-	818	818
Short-Term Investment	597,309	-	-	597,309
Total	$21,222,518	$-	$818	$21,223,336

[1]	For a detailed break-out of these securities by major sector and industry classification, please refer to the Schedule of Investments.
*	The Fund did not hold any Level 2 securities at period end.